Share-Based Payments - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares	Dec. 31, 2019 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	45.00%	43.50%	40.90%
Expected term | yr	4.5	5.5	6
Risk-free interest rate	0.56%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		0.32%	1.59%
Estimated ordinary shares valuation	$ 24,640	$ 20,480	$ 18,520
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		1.46%	2.41%
Estimated ordinary shares valuation	$ 26,040.00	$ 24,620	$ 20,480